NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Triton Acquisitions Company ("TAC" or the "Company"), incorporated in the State of Nevada on May 31, 2016, to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company has been in the developmental stage since inception and has no operations to date.  Other than issuing shares to its original shareholder, the Company has not commenced any operational activities.  The Company’s fiscal year end is June 30.